Tax	6 Months Ended
Jun. 30, 2022
Major components of tax expense (income) [abstract]
Tax	Tax
The tax charge for H122 was £476m (restated[1] H121: £594m), representing an effective tax rate (ETR) of 18.3% (restated H121: 18.2%). The ETR for H122 includes a charge recognised for the re-measurement of the Barclays Bank Group’s UK deferred tax assets (DTAs) due to the enactment of legislation in Q122 which will result in the UK banking surcharge rate being reduced from 8% to 3% effective from 1 April 2023. The ETR excluding the impact of this downward re-measurement of UK DTAs was 11.2% which includes a 5.7% benefit relating to adjustments in respect of prior years. The H121 ETR included a benefit recognised for the re-measurement of the Barclays Bank Group’s UK DTAs as a result of the enactment of legislation to increase the UK corporation tax rate to 25% effective from 1 April 2023.
The re-measurement of UK DTAs has resulted in the Barclays Bank Group’s UK DTAs decreasing by £100m with a tax charge in the income statement of £183m and a tax credit within other comprehensive income of £83m.
In October 2021, the OECD and G20 Inclusive Framework on Base Erosion and Profit Shifting announced plans to introduce a global minimum tax rate of 15%. The model rules were released by the OECD in December 2021 with further guidance published in March 2022. Draft legislation published by the UK government on 20 July 2022 to implement the global minimum tax regime is expected to apply for accounting periods beginning on or after 31 December 2023. The Barclays Bank Group is reviewing the published OECD model rules and guidance and will review further guidance as well as new legislation to be released by governments implementing this new tax regime to assess the potential impact of new legislation.
In the USA, the proposed Build Back Better Act was passed by the House of Representatives in 2021 but it was not passed by the Senate and it is uncertain whether various proposals contained in the Act will progress further. The Act included proposals to implement material changes to international tax provisions, including amendments to the Base Erosion and Anti-Abuse Tax and the imposition of an alternative minimum tax based on accounting profits. It is unclear at this time whether any of these proposals could have a significant impact on the Barclays Bank Group if enacted. The Barclays Bank Group will continue to monitor developments and assess the potential impact of any future legislative changes ultimately enacted.
1. 2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Basis of preparation on page 29 for more details.

	As at 30.06.22	As at 31.12.21
Deferred tax assets and liabilities	£m	£m
USA	1,530	2,006
UK	1,084	576
Other territories	438	399
Deferred tax assets	3,052	2,981
Deferred tax liabilities	—	(6)

Analysis of deferred tax assets
Temporary differences	1,911	1,785
Tax losses	1,141	1,196
Deferred tax assets	3,052	2,981